Accounts Receivable	9 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2023, and December 31, 2022:

	Period Ended
	September 30,	December 31,
Accounts Receivable	2023	2022
Accounts receivable	$1,512,055	$-
Less: Allowance for doubtful accounts	-
Accounts receivable, net	$1,512,055	$-

Long Term Receivables	$2,209,050
	$2,209,050	-

The Company performed an analysis of the trade receivables related to SSI India and determined, based on the deferred payment terms of the contracts, that a $2,209,050 may not be due and collectible in next one year and thus company classified these receivables as long-term Receivable.